[AETNA LOGO]                  151 Farmington Avenue   Josepha M. Summa
                              Hartford, CT  06156     Contract & Prospectus Unit
                                                      Group Products
                                                      TS41
                                                      (860) 273-6715
                                                      (860) 273-3004 fax



December 30, 1996



Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
450 Fifth Street,  N. W.
Washington, DC  20549

RE:      Aetna Life Insurance and Annuity Company
         File No: 33-75962

Ladies and Gentlemen:

Accompanying this letter for filing pursuant to Rule 497(e) under the Securities Act of 1933, is a sticker to the Prospectus dated May 1, 1996 for the above referenced Registrant.

If you have any questions or comments, please feel free to contact the undersigned.

Sincerely,

/S/ Josepha M. Summa

Josepha M. Summa

                           Variable Annuity Account C
                    Aetna Life Insurance and Annuity Company

                        Supplement dated January 1, 1997

This information supplements your current Prospectus and should be read and retained with that Prospectus.

The Small Business Job Protection Act of 1996 (the "Act"), signed into law on August 20, 1996, has several effects on the Contracts described by this Prospectus; these are summarized below.

     [bullet] Repeal of Death Benefit Exclusion

     While payments received by your beneficiaries after your death are generally taxed in the same manner as if you had received those payments, a limited death benefit exclusion may have applied for payments due to deaths occurring on or before August 20, 1996. This exclusion no longer applies to payments due to deaths occurring after August 20, 1996.

     [bullet] Minimum Distribution Requirements

     Prior to August 20, 1996, the Internal Revenue Code required distributions to be made from certain plans by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. As of January 1, 1997, distributions for qualified plan participants, other than five-percent owners, must begin by April 1 of the calendar year following the year in which you attain age 70 1/2 or retire, whichever occurs later.